Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,680,748	$ 7,395,514
Less: accumulated depreciation	4,490,602	4,570,455
Property, plant and equipment, net	2,190,146	2,825,059
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	69,291	84,636
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,435	298,738
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	108,187	543,975
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,231,742	6,229,072
Motor vehicle under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 239,093	$ 239,093